Summary of Significant Accounting Policies - Summary of Separation Related Adjustments (Detail) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Cash and cash equivalents	$ 176,316,554			$ 14,376,523			$ 0
Related party receivable	256,645			220,000			0
Other current assets	166,085			21,140			4,110
Total current assets	331,203,936			14,617,663			49,548
Capitalized software, net	0			699,753	$ 201,876	$ 106,607	23,443	$ 16,005
Total assets	331,203,936			15,317,416			72,991
Current liabilities
Accounts payable	889,594			877,641			846,988
Derivative financial instruments	7,267,500			32,226			0
Other payables	2,159,603			616,156			199,278
Total current liabilities	19,877,470			1,526,023			1,046,266
Other noncurrent payables	542,809			702,921			40,578
Total liabilities	20,420,279			2,228,944			1,086,844
Net parent equity
Net parent investment	0			13,120,698			(1,059,291)
Accumulated other comprehensive income (loss)	0			(32,226)			45,438
Total net parent equity	310,783,657	$ 3,644,887		13,088,472	$ (409,311)	$ (277,172)	(1,013,853)	$ (479,205)	$ (321,207)
Total liabilities and net parent equity	$ 331,203,936			15,317,416			72,991
Separation-related adjustment
Current:
Cash and cash equivalents			$ (8)
Related party receivable			0
Other current assets			(8,567)
Total current assets			(8,575)
Capitalized software, net			(699,753)
Total assets			(708,328)
Current liabilities
Accounts payable			(718,233)
Derivative financial instruments			(32,226)
Other payables			1,015,672
Total current liabilities			265,213
Other noncurrent payables			(297,921)
Total liabilities			(32,708)
Net parent equity
Net parent investment			(707,846)
Accumulated other comprehensive income (loss)			32,226
Total net parent equity			(675,620)	(675,620)
Total liabilities and net parent equity			(708,328)
Adjusted Balance
Current:
Cash and cash equivalents			14,376,515
Related party receivable			220,000
Other current assets			12,573
Total current assets			14,609,088
Capitalized software, net			0
Total assets			14,609,088
Current liabilities
Accounts payable			159,408
Derivative financial instruments			0
Other payables			1,631,828
Total current liabilities			1,791,236
Other noncurrent payables			405,000
Total liabilities			2,196,236
Net parent equity
Net parent investment			12,412,852
Accumulated other comprehensive income (loss)			0
Total net parent equity			12,412,852	$ 12,412,852			$ (1,013,853)
Total liabilities and net parent equity			$ 14,609,088